Financial Assets and Liabilities - Schedule of Financial Assets and Financial Liabilities (Details) - EUR (€) € in Thousands	Mar. 31, 2024	Dec. 31, 2023	Mar. 31, 2023	Dec. 31, 2022
Financial assets by category
Cash and cash equivalents	€ 320,239	€ 392,164	€ 501,281	€ 444,767
Total financial assets	366,176	439,222
Classified in the statement of financial position
Non-current assets	2,129	2,127
Current assets	364,047	437,095
Financial liabilities by category
Convertible senior notes	425,000	407,100
Lease liabilities	113,333
Derivative liabilities	197,291	143,296
Total financial liabilities	961,130	882,127
Classified in the statement of financial position
Non-current liabilities	229,627	222,996
Current liabilities	731,503	659,131
Financial liabilities at amortised cost, class [member]
Financial liabilities by category
Convertible senior notes	424,984	407,095
Royalty funding liabilities	146,233	138,377
Lease liabilities	97,797	98,793
Trade payables and accrued expenses	94,526	94,566
Other liabilities (excluding income tax, indirect tax, and employee related payables)	299
Financial liabilities measured at amortized cost	763,839	738,831
Total financial liabilities	763,839
Financial liabilities measured at fair value through profit or loss [member]
Financial liabilities by category
Financial liabilities measured at fair value through profit or loss	197,291	143,296
Financial assets at amortised cost, class [member]
Financial assets by category
Trade receivables	41,092	35,874
Other receivables (excluding income tax and indirect tax receivables)	4,845	3,909
Marketable securities		7,275
Cash and cash equivalents	320,239	392,164
Financial assets measured at amortized cost	€ 366,176	€ 439,222